westcore trust

Supplement Dated May 26, 2010
to the Statement of Additional Information

Dated April 30, 2010

for

Fund	Ticker Symbols
	Retail Class	Institutional Class

Westcore Growth Fund

Westcore MIDCO Growth Fund

Westcore Select Fund

Westcore Blue Chip Fund

Westcore Mid-Cap Value Fund

Westcore Small-Cap Opportunity Fund

Westcore Small-Cap Value Fund

Westcore Micro-Cap Opportunity Fund

Westcore International Frontier Fund

Westcore Flexible Income Fund

Westcore Plus Bond Fund

Westcore Colorado Tax-Exempt Fund

	WTEIX WTMGX WTSLX WTMVX WTMCX WTSCX WTSVX WTMIX WTIFX WTLTX WTIBX WTCOX	WILGX WIMGX -- WIMVX -- WISCX WISVX -- -- WILTX WIIBX --

Retail Class and Institutional Class

1.   The section regarding the Secretary on page 49 should be replaced in its entirety with the following.

Name, Address and Age[1]	Position(s) Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s)
Paul Leone Age 46 1290 Broadway, Suite 1100 Denver, CO 80203	Secretary	Since May 26, 2010

  Assistant General Counsel, ALPS Fund Services, Inc., since April 2010

  Deputy Chief Compliance Officer, Old Mutual Capital, October 2005 – December 2009

  General Counsel/Chief Compliance Officer, Wisconsin Capital Management, January 2003 – October 2005

  Senior Staff Attorney, INVESCO Funds Group, May 1997 – June 2002